N-4	Aug. 14, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	RiverSource Life Insurance Co
Entity Central Index Key	0000727892
Entity Investment Company Type	N-4
Document Period End Date	Aug. 14, 2026
Amendment Flag	false
RAVA 5 Access Variable Annuity and Guarantee Period Accounts
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Effective after market close on or about August 14, 2026 (the Effective Date), Putnam VT Sustainable Future Fund (Class IB Shares) will merge with and into Putnam VT U.S. Research Fund (Class IB Shares).Upon the Effective Date, the following description in the section “Appendix A: Investment Options Available Under the Contract” regarding Putnam VT Sustainable Future Fund with respect to each prospectus listed above is hereby amended and replaced with the following.
Investing In	Investment Objective and Policies	Investment Adviser
Putnam VT U.S. Research Fund (Class IB Shares)	Seeks capital appreciation.	Putnam Investment Management, LLC

RAVA 5 Access Variable Annuity and Guarantee Period Accounts | Putnam VT U.S. Research Fund - Class IB Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Putnam VT U.S. Research Fund (Class IB Shares)
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC